SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets:
NOL Carryover	$ 1,585,600	$ 1,177,300
Less valuation allowance	(1,585,600)	(1,177,300)
Net deferred tax assets